Flight equipment held for operating leases, net	6 Months Ended
Jun. 30, 2024
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Abstract]
Flight equipment held for operating leases, net	Flight equipment held for operating leases, net
Movements in flight equipment held for operating leases during the six months ended June 30, 2024 and 2023 were as follows:

	Six Months Ended June 30,
	2024	2023
Net book value at beginning of period	$57,091,166	$55,220,809
Additions	2,962,708	3,153,388
Depreciation	(1,253,894)	(1,209,646)
Disposals and transfers to held for sale	(1,075,340)	(1,385,375)
Transfers from/to investment in finance leases, net/inventory	(206,041)	(152,906)
Recoveries related to Ukraine Conflict (Note 19)	26,909	15,072
Impairments (Note 20)	(30,356)	(36,433)
Net book value at end of period	$57,515,152	$55,604,909

Accumulated depreciation and impairment as of June 30, 2024 and 2023, respectively:	$(14,552,422)	$(12,965,931)